Credit Risk - Disclosure of Forbearance Balances by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Capitalisation	£ 605	£ 628
Term extension	519	476
Interest-only	346	396
Concessionary interest rate	115	28
Forbearance	1,585	1,528
Loss allowances	£ 38	£ 42
Loans capitalisation forbearance Percentage	0.30%	0.40%
Loans term extension forbearance percentage	0.30%	0.30%
Loans interest only forbearance percentage	0.20%	0.20%
Loans concessionary interest rate forbearance percentage	0.10%	0.00%
Loans forbearance percentage	0.90%	0.90%
Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 56	£ 63
Consumer Finance
Disclosure of credit risk exposure [line items]
Forbearance	0	9
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Capitalisation	204	180
Term extension	150	141
Interest-only	239	175
Forbearance	£ 593	£ 496
Proportion of portfolio	2.40%	2.00%
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Capitalisation		£ 0
Term extension		23
Interest-only		0
Forbearance		£ 23
Proportion of portfolio		0.20%
Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 20	£ 13
Stage 1 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Forbearance		0
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Capitalisation	388	409
Term extension	444	393
Interest-only	273	310
Concessionary interest rate	4	0
Forbearance	1,109	1,112
Loss allowances	12	13
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	10	15
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Forbearance	0	4
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	303	179
Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Forbearance		23
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Capitalisation	217	219
Term extension	75	83
Interest-only	73	86
Concessionary interest rate	111	28
Forbearance	476	416
Loss allowances	26	29
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	46	48
Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Forbearance	0	5
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	270	304
Stage 3 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Forbearance		0
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	2	4
Business banking | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Business banking | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	2	4
Personal loans | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	1	0
Personal loans | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Personal loans | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	1	0
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	38	43
Credit cards | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	7	10
Credit cards | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	31	33
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	15	16
Overdrafts | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	3	5
Overdrafts | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	12	11
Total other unsecured | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	54	59
Total other unsecured | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	10	15
Total other unsecured | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 44	£ 44